Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income	$ 7,985	$ 4,985	$ 6,946
Other Comprehensive Income (Loss)
Changes in unrealized gains (losses) on investment securities available-for-sale	(3,698)	2,905	1,693
Unrealized gains (losses) on held-to-maturity investment securities transferred to available-for-sale			141
Changes in unrealized gains (losses) on derivative hedges	125	(194)	(229)
Foreign currency translation	35	2	26
Changes in unrealized gains (losses) on retirement plans	400	(401)	(380)
Reclassification to earnings of realized (gains) losses	104	(42)	20
Income taxes related to other comprehensive income (loss)	769	(575)	(322)
Total other comprehensive income (loss)	(2,265)	1,695	949
Comprehensive income	5,720	6,680	7,895
Comprehensive (income) loss attributable to noncontrolling interests	(22)	(26)	(32)
Comprehensive income attributable to U.S. Bancorp	$ 5,698	$ 6,654	$ 7,863